SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION
NOTE 11:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2018	2017

Governmental authorities	$6,264	$5,196
Prepaid expenses	6,612	4,220
Deferred charges	9,446	7,100
Advance payments to suppliers	2,651	1,136
Other	1,049	1,763

	$26,022	$19,415

b.	Other current liabilities:

	December 31,
	2018	2017

Payroll and related employee accruals	$13,229	$14,644
Derivative instruments	320	-
Governmental authorities	506	2,206
Other	533	3,194

	$14,588	$20,044

c.         Long-term loans:

		Interest rate for			December 31,
		2018	2017		2018	2017
	Linkage	%		Maturity

Loans from banks:
(a)	U.S. dollars	4.77	4.77	2021	$12,000	$16,000
(b)	Euro	EURIBOR +2.75	EURIBOR +2.75	2020	556	1,061

					12,556	17,061
Less - current maturities					4,458	4,479

					$8,098	$12,582

(a)
The Company entered into a loan agreement with an Israeli bank secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2018 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

Long-term debt maturities for loans after December 31, 2018, are as follows:

Year ending December 31,

2020	$4,098
2021	4,000

$8,098

Interest expenses on the long-term loans amounted to $614, $822 and $1,066 for the years ended December 31, 2018, 2017 and 2016, respectively.

d.	Other long-term liabilities:

	December 31,
	2018	2017

Long-term tax accrual	$-	$22
Long-term deferred taxes	580	986

	$580	$1,008